Schedule of Outstanding Vested and Unexercised Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants	229,601	83,259	512,134	845,096
Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants	229,601
Number of Warrants		83,259
September 2014 One [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 16.20
Number of Warrants	62,500
Expiration Date	Aug. 31, 2021
Exercise Price		$ 16.20
Number of Warrants		62,500
Expiration Date		Aug. 31, 2021
September 2014 Two [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 10.00
Number of Warrants	11,800
Expiration Date	Sep. 18, 2021
Exercise Price		$ 10.00
Number of Warrants		11,800
Expiration Date		Sep. 18, 2021
September 2014 Three [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 10.00
Number of Warrants	8,959
Expiration Date	Sep. 29, 2021
Exercise Price		$ 10.00
Number of Warrants		8,959
Expiration Date		Sep. 29, 2021
February 2016 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 20.50
Number of Warrants	146,342
Expiration Date	Feb. 23, 2021